Share-based payments (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 GBP (£) EquityInstruments £ / shares	Jun. 30, 2023 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to share-based payment transactions | £		£ 1,581,000		£ 1,969,000	£ 3,386,000
Expenses related to equity-settled share-based payment transactions | £		658,000		875,000	1,753,000
Expenses related to cash-settled share-based payment transactions | £		£ 923,000		£ 1,094,000	£ 1,633,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	14,704,400	14,704,400
Outstanding in share-based payment arrangement at beginning of year		116,279
Awarded		95,162
Vested		(80,788)
Forfeited		(9,117)
Outstanding in share-based payment arrangement at end of year		121,536		116,279
Fair value of shares awarded (per share) | (per share)	$ 17.81	£ 12.99	$ 15.92	£ 12.59
Class A ordinary shares | Gross award
Disclosure of terms and conditions of share-based payment arrangement
Outstanding in share-based payment arrangement at beginning of year		217,640
Awarded		180,441
Vested		(152,437)
Forfeited		(16,343)
Outstanding in share-based payment arrangement at end of year		229,301		217,640